Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity-Based Awards Grant Practices. We do not have any program, plan, or obligation that mandates granting equity awards on predetermined dates. Additionally, we do not coordinate the timing of granting equity award to executive officers with the release of material nonpublic information. Instead, we generally aim to issue equity awards during open trading windows. Equity awards are generally granted annually during the open trading window following the issuance of our Form 10-K. However, equity awards may be granted occasionally in response to significant changes in job responsibilities, an employee’s hiring, or to support specific retention or performance objectives.

During Fiscal 2026, the Company did not delay or accelerate the disclosure of material nonpublic information to influence the value of executive compensation. Additionally, during Fiscal 2026, the Company did not grant equity-based awards to our NEOs within a window beginning four business days before and ending one business day after the filing of a Form 10-K, Form 10-Q, or a Form 8-K disclosing material nonpublic information.

Award Timing Method	we do not coordinate the timing of granting equity award to executive officers with the release of material nonpublic information. Instead, we generally aim to issue equity awards during open trading windows. Equity awards are generally granted annually during the open trading window following the issuance of our Form 10-K. However, equity awards may be granted occasionally in response to significant changes in job responsibilities, an employee’s hiring, or to support specific retention or performance objectives.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During Fiscal 2026, the Company did not delay or accelerate the disclosure of material nonpublic information to influence the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false